Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
9.	Related party transactions

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020:

Name of related parties	Relationship with the Company
Fujian Bafang	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongteng Liu, who is the brother of Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”)	A company under the control of a shareholder
Beijing Union Logistics Co., Ltd (“Beijing Banglian”) (1)	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”)	A company under the control of a shareholder
Dongguan Suxing New Material Co., Ltd (“Suxing”) (2)	A company under the control of a non-controlling shareholder
Hainan Tianyi Logistics Distribution Co., Ltd (“Hainan Tianyi”) (3)	An equity investee of the Company
Yongteng Liu	CEO’s brother

(1)	In January 2022, the Company’s shareholder sold the equity interest in Beijing Banglian.

(2)	On July 14, 2021, Shengfeng Logistics entered into a share transfer agreement with Dongguan Suxing New Material Co., Ltd (“Dongguan Suxing”), a related party, to transfer its 51% equity interest in Fuzhou Shengfeng New Material Technology Co., Ltd. (“New Material Technology”) to Dongguan Suxing (Note 1). After the transaction, Suxing became a non-related party to the Company.

(3)	On September 15, 2021, the Company signed a share purchase agreement with a third party. According to such agreement, the Company sold its 5% equity interests in Hainan Tianyi to such third party. After the transaction, Hainan Tianyi became a non-related party to the Company.

i)	Significant transactions with related parties were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Transportation services to Fujian Bafang	$18	$-	$7
Transportation services to Fujian Desheng	-	349	-
Sales of material to Suxing	-	-	49
Total	$18	$349	$56

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Transportation services from Beijing Banglian	$-	$2,265	$2,750
Transportation services from Hainan Tianyi	$-	$1,207	$1,109
Transportation services from Fujian Bafang	$1,196	$157	$144
Purchase raw materials from Suxing	$-	$577	$781
Lease services from Fuzhou Tianyu	$305	$358	$296
Lease services from Fuzhou Tianyu Management	$35	$-	$-

ii)	Guarantees

The Company’s shareholder, CEO and Chairman, Yongxu Liu, his spouse, Xiying Yang, and his brother, Yongteng Liu, were the guarantors of the Company’s short-term bank loans (See Note 10).

iii)	Significant balances with related parties were as follows:

	As of December 31, 2022	As of December 31, 2021

Due from related parties
Fuzhou Tianyu	$42	$46
Beijing Banglian	-	4
Total	$42	$50

	As of December 31, 2022	As of December 31, 2021

Due to related parties
Fujian Bafang (a)	$1,694	$1,574
Fuzhou Tianyu	84	29
Beijing Banglian	-	246
Fuzhou Tianyu Management	36	24
Hainan Tianyi	-	4
Yongteng Liu	600	-
Total	$2,414	$1,877

(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.